Document and Entity Information	Nov. 02, 2026
Cover [Abstract]
Entity Registrant Name	Cabot Corporation
Entity Incorporation State Country Code	DE
Entity Address, State or Province	MA
Amendment Flag	false
Entity Central Index Key	0000016040
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity File Number	1-5667
Entity Tax Identification Number	04-2271897
Entity Address, Address Line One	2 Seaport Lane
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Boston
Entity Address, Postal Zip Code	02210-2019
City Area Code	(617)
Local Phone Number	345-0100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1 par value per share
Trading Symbol	CBT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false